Trade receivables - Schedule of Non-Interest Bearing Trade Receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Subclassifications of assets, liabilities and equities [abstract]
Trade receivables	$ 18,754	$ 14,427	$ 16,345
Unbilled revenue	3,467	1,624	740
Unissued credit notes	(485)	(138)	0
Provisions on trade receivables	(810)	(628)	(588)
Net trade receivables	$ 20,926	$ 15,285	$ 16,497